Capital Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Schedule of capital commitments
The Group has significant capital expenditure contracted for the end of the reporting period but not recognised as liabilities is as follows:

	December 31, 2023	December 31, 2022
	£’000	£’000
Plant and equipment	840	8,656
Computer Equipment	—	8
Computer Software	40	—
Fixtures and Fittings	14	447
Leasehold improvements	12	2,639
	906	11,750